Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium [member]	Treasury shares [member]	Capital redemption reserve [member]	Fair value reserve [member]	Translation reserve [member]	Retained earnings [member]	Equity attributable to equity holders of the company [member]	Non-controlling interest [member]
Beginning Balance at Dec. 31, 2017	£ 3,903	£ 200	£ 2,602	£ (61)	£ 5	£ 13	£ 592	£ 544	£ 3,895	£ 8
Statement [LineItems]
Profit for the year	590							588	588	2
Other comprehensive income/(expense)	124					8	86	30	124
Total comprehensive income for the year	714					8	86	618	712	2
Equity-settled transactions	37							37	37
Tax on equity-settled transactions	4							4	4
Issue of ordinary shares under share option schemes	6	1	5						6
Buyback of equity	(2)	(6)			6			(2)	(2)
Release of treasury shares				28				(28)
Transfer of gain on disposal of FVOCI investment						(2)		2
Dividends	(137)							(136)	(136)	(1)
Ending balance at Dec. 31, 2018	4,525	195	2,607	(33)	11	19	678	1,039	4,516	9
Adjustment on initial application (Increase decrease due to application of IFRS 16 [member]) at Dec. 31, 2018	(83)							(83)	(83)
Adjustment on initial application (Increase decrease due to application of IFRIC 23 [member]) at Dec. 31, 2018	5							5	5
Beginning balance, (restated) at Dec. 31, 2018	4,447	195	2,607	(33)	11	19	678	961	4,438	9
Statement [LineItems]
Profit for the year	266							264	264	2
Other comprehensive income/(expense)	(217)					20	(111)	(126)	(217)
Total comprehensive income for the year	49					20	(111)	138	47	2
Equity-settled transactions	25							25	25
Tax on equity-settled transactions	(5)							(5)	(5)
Issue of ordinary shares under share option schemes	7		7						7
Purchase of treasury shares	(52)			(52)					(52)
Release of treasury shares				61				(61)
Dividends	(148)							(147)	(147)	(1)
Ending balance at Dec. 31, 2019	4,323	195	2,614	(24)	11	39	567	911	4,313	10
Statement [LineItems]
Profit for the year	310							310	310
Other comprehensive income/(expense)	(205)					14	(179)	(40)	(205)
Total comprehensive income for the year	105					14	(179)	270	105
Equity-settled transactions	29							29	29
Tax on equity-settled transactions	0
Issue of ordinary shares under share option schemes	6		6						6
Buyback of equity	(176)	(7)			7			(176)	(176)
Purchase of treasury shares	(6)			(6)					(6)
Release of treasury shares				23				(23)
Dividends	(147)							(146)	(146)	(1)
Ending balance at Dec. 31, 2020	£ 4,134	£ 188	£ 2,620	£ (7)	£ 18	£ 53	£ 388	£ 865	£ 4,125	£ 9